Securities (Tables)	6 Months Ended
Apr. 30, 2025
Disclosure of Financial Instruments [Abstract]
Summary of Unrealized Gains and Losses
The following table summarizes the unrealized

gains and losses as at April 30, 2025

and October 31, 2024.
Unrealized Gains (Losses) for Securities

at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars) As at
April 30, 2025 October 31, 2024
Cost/ Gross Gross Cost/ Gross Gross
amortized unrealized unrealized Fair amortized unrealized unrealized Fair cost 1 gains (losses) value cost 1 gains (losses) value
Government and government-related
securities
Canadian government debt
Federal

$ 16,286 $ 11 $ (201) $ 16,096 $ 18,281 $ 17 $ (159) $ 18,139
Provinces 22,577 58 (106) 22,529 21,263 77 (70) 21,270
U.S. federal, state, municipal governments, and

agencies debt

45,991 23 (237) 45,777 35,371 22 (196) 35,197
Other OECD government-guaranteed debt 7,054 3 (7) 7,050 1,687 1 (9) 1,679
Mortgage-backed securities 2,018 27 (3) 2,042 2,125 17 (5) 2,137
93,926 122 (554) 93,494 78,727 134 (439) 78,422
Other debt securities

Asset-backed securities 7,477 1 (61) 7,417 1,397 1 (14) 1,384
Corporate and other debt 11,972 66 (66) 11,972 9,419 77 (50) 9,446
19,449 67 (127) 19,389 10,816 78 (64) 10,830
Total debt securities 113,375 189 (681) 112,883 89,543 212 (503) 89,252
Equity securities

Common shares 3,222 254 (81) 3,395 3,810 176 (72) 3,914
Preferred shares 551 103 (171) 483 632 29 (160) 501
3,773 357 (252) 3,878 4,442 205 (232) 4,415
Total securities at fair value through

other comprehensive income
$ 117,148 $ 546 $ (933) $ 116,761 $ 93,985 $ 417 $ (735) $ 93,667
Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.

Summary of Equity Securities Designated at Fair Value Through Other Comprehensive Income
The following table summarizes the fair

value of equity securities designated at

FVOCI as at
April 30, 2025 and October 31, 2024, and dividend

income recognized on these securities

for the three and six months ended April 30,

2025 and April 30, 2024.
Equity Securities Designated at Fair Value Through

Other Comprehensive Income

(millions of Canadian dollars) As at For the three months ended For the six months ended
April 30, 2025 October 31, 2024 April 30, 2025 April 30, 2024 April 30, 2025 April 30, 2024
Fair value

Dividend income recognized

Dividend income recognized

Common shares $ 3,395 $ 3,914 $ 88 $ 48 $ 115 $ 65

Preferred shares 483 501 35 38 74 77
Total $ 3,878 $ 4,415 $ 123 $ 86 $ 189 $ 142

Summary of Equity Securities Net Realized Gains (Losses) Explanatory
The Bank disposed of certain equity securities

in line with the Bank’s investment strategy

and disposed of Federal Home Loan Bank (FHLB)

stock in accordance
with FHLB member stockholding requirements,

as follows:
Equity Securities Net Realized Gains

(Losses)
(millions of Canadian dollars) For the three months ended For the six months ended
April 30, 2025 April 30, 2024 April 30, 2025 April 30, 2024
Equity Securities
Fair value $ 62 $ 73 $ 126 $ 115
Cumulative realized gain/(loss) (26) (1) (20) (1)
FHLB Stock
Fair value 219 4 537 163

Cumulative realized gain/(loss) – – – –

Summary of Securities Net Realized Gains (Losses)
The following table summarizes the net realized

gains
and losses on securities disposed of during

the three and six months ended April 30, 2025

and April 30, 2024, which are included in

Other income (loss) on the
Interim Consolidated Statement of Income.
Debt Securities Net Realized Gains (Losses) 1
(millions of Canadian dollars) For the three months ended For the six months ended
April 30, 2025 April 30, 2024 April 30, 2025 April 30, 2024
Debt securities at amortized cost $ (285) $ (69) $ (1,196) $ (69)
Debt securities at fair value through other

comprehensive income
3 3 (6) 9
Total $ (282) $ (66) $ (1,202) $ (60)
Includes $ 284

million (US$
199

million) and $
1,207

million (US$
848

million), respectively, for the three and six months

ended April 30, 2025 (three and six months ended April 30, 2024 –
nil
) of pre-tax losses on debt securities related to the balance sheet restructuring initiative undertaken in the U.S.

Retail segment. Refer to Note 26 of the Bank’s 2024 Annual
Consolidated Financial Statements for additional information regarding the asset limitation on TD’s two

U.S. bank subsidiaries. As of May 21, 2025, the Bank has sold additional debt securities during the third quarter of fiscal 2025, resulting in approximately $ 247 million (US$
178

million) of additional pre-tax losses on debt securities.

Summary of Debt Securities by Risk Rating
The following table provides the gross carrying

amounts of debt securities measured at amortized

cost and debt securities at FVOCI by internal

risk rating for credit
risk management purposes, presenting

separately those debt securities that are

subject to Stage 1, Stage 2, and Stage 3

allowances. Refer to the “Allowance

for
Credit Losses” table in Note 6 for details regarding

the allowance and provision for credit losses

on debt securities.
Debt Securities by Risk Rating

(millions of Canadian dollars) As at
April 30, 2025 October 31, 2024
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Debt securities
1
Investment grade $ 366,430 $ – $ n/a 2 $ 366,430 $ 360,272 $ – $ n/a $ 360,272
Non-investment grade 704 112 n/a 816 439 91 n/a 530
Watch and classified n/a 57 n/a 57 n/a 68 n/a 68
Default n/a n/a – – n/a n/a – –
Total debt securities 367,134 169 – 367,303 360,711 159 – 360,870
Allowance for credit losses on debt securities
at amortized cost 3 – – 3 3 – – 3
Total debt securities, net of

allowance
$ 367,131 $ 169 $ – $ 367,300 $ 360,708 $ 159 $ – $ 360,867
Includes debt securities backed by government-guaranteed loans of $ 102 million (October 31, 2024 – $
113

million), which are reported in Non-investment grade or a lower risk rating based on the issuer’s credit risk.
2

Not applicable.